Vessel Operating Expenses	12 Months Ended
Dec. 31, 2016
Notes To Consolidated Financial Statements
Vessel Operating Expenses

12. Vessel Operating Expenses

Vessel operating expenses are comprised of the following:

	Year Ended
	December 31,
	2014	2015	2016
Crew wages and related costs	$26,169	$29,338	$29,581
Insurance	4,133	3,932	3,452
Repairs, maintenance and drydocking costs	4,344	6,178	2,752
Spares, stores and provisions	9,058	8,362	7,015
Lubricants	3,509	4,116	3,754
Taxes	1,282	1,392	1,347
Miscellaneous	2,139	2,151	1,618
Total	$50,634	$55,469	$49,519